Investment Securities - Carrying Amounts and Fair Values of Securities Available for Sale and Held to Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	$ 93,499	$ 97,185
Available-for-sale Securities, Gross Unrealized Gains	69	79
Available-for-sale Securities, Gross Unrealized Losses	2,269	1,521
Available-for-sale Securities, Fair Value	91,299	95,743
Held-to-maturity Securities, Amortized Cost	10,837	11,458
Held-to-maturity Securities, Gross Unrealized Gains	6	48
Held-to-maturity Securities, Gross Unrealized Losses	93	45
Held-to-maturity Securities, Fair Value	10,750	11,461
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	4,944
Available-for-sale Securities, Gross Unrealized Gains	11
Available-for-sale Securities, Fair Value	4,955
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	52,935	56,522
Available-for-sale Securities, Gross Unrealized Gains	47	33
Available-for-sale Securities, Gross Unrealized Losses	1,066	940
Available-for-sale Securities, Fair Value	51,916	55,615
Held-to-maturity Securities, Amortized Cost	855	1,348
Held-to-maturity Securities, Gross Unrealized Losses	12	9
Held-to-maturity Securities, Fair Value	843	1,339
GSE - Mortgage-backed Securities and CMO's [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	17,217	21,253
Available-for-sale Securities, Gross Unrealized Gains		12
Available-for-sale Securities, Gross Unrealized Losses	515	374
Available-for-sale Securities, Fair Value	16,702	20,891
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	13,373	14,368
Available-for-sale Securities, Gross Unrealized Gains	5	27
Available-for-sale Securities, Gross Unrealized Losses	423	196
Available-for-sale Securities, Fair Value	12,955	14,199
Held-to-maturity Securities, Amortized Cost	6,877	6,925
Held-to-maturity Securities, Gross Unrealized Gains	6	23
Held-to-maturity Securities, Gross Unrealized Losses	61	36
Held-to-maturity Securities, Fair Value	6,822	6,912
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	5,030	5,042
Available-for-sale Securities, Gross Unrealized Gains	6	7
Available-for-sale Securities, Gross Unrealized Losses	265	11
Available-for-sale Securities, Fair Value	4,771	5,038
Held-to-maturity Securities, Amortized Cost	3,105	3,185
Held-to-maturity Securities, Gross Unrealized Gains		25
Held-to-maturity Securities, Gross Unrealized Losses	20
Held-to-maturity Securities, Fair Value	$ 3,085	$ 3,210